Leases - Future Minimum Lease Payments Under Non Cancellable Operating Leases (Details) $ in Millions	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 0.8
2023	0.3
2024	0.3
2025	0.3
2026	0.3
Thereafter	0.7
Total Minimum Lease Payments	2.7
Less: Imputed interest	(0.7)
Present value of operating liabilities	$ 2.0